Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 89,314	$ 44,389
Additions	7,482	7,503
Impairment	(18,440)	(898)
Additions through a business combination		38,328
Effects of movement in exchange rate	(3)	(8)
Ending balance	78,353	89,314
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	37,010	25,477
Amortization	11,433	11,533
Impairment	(11,919)
Ending balance	36,524	37,010
Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		52,304
Ending balance	41,829
Internally Generated Completed [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	44,640	39,504
Additions	201	1,200
Impairment	(18,440)
Transfers	3,132	3,936
Ending balance	29,533	44,640
Internally Generated Completed [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	29,510	22,231
Amortization	6,759	7,279
Impairment	(11,919)
Ending balance	24,350	29,510
Internally Generated Completed [Member] | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		15,130
Ending balance	5,183
Internally Generated In Process [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,998	1,529
Additions	7,281	6,303
Impairment		(898)
Transfers	(3,132)	(3,936)
Ending balance	7,147	2,998
Internally Generated In Process [Member] | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		2,998
Ending balance	7,147
Software licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,976	3,356
Additions through a business combination		628
Effects of movement in exchange rate	(3)	(8)
Ending balance	3,973	3,976
Software licenses | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,464	3,246
Amortization	148	218
Ending balance	3,612	3,464
Software licenses | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		512
Ending balance	361
Acquired technology assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	21,000
Additions through a business combination		21,000
Ending balance	21,000	21,000
Acquired technology assets | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,722
Amortization	2,100	1,722
Ending balance	3,822	1,722
Acquired technology assets | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		19,278
Ending balance	17,178
Customer relationships
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,900
Additions through a business combination		8,900
Ending balance	8,900	8,900
Customer relationships | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,427
Amortization	1,066	1,427
Ending balance	2,493	1,427
Customer relationships | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		7,473
Ending balance	6,407
Brand
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,000
Additions through a business combination		1,000
Ending balance	1,000	1,000
Brand | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		1,000
Ending balance	1,000
Regulatory licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,800
Additions through a business combination		6,800
Ending balance	6,800	6,800
Regulatory licenses | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	887
Amortization	1,360	887
Ending balance	2,247	887
Regulatory licenses | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		$ 5,913
Ending balance	$ 4,553